BANK AND OTHER BORROWINGS (Schedule of Maturities of Long-Term and Other Debt) (Details) - Dec. 31, 2017 - Long-term Bank and Other Borrowings [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt Instrument [Line Items]
Within one year	¥ 197,139	$ 30,300
Between one and two years	4,125	634
Between two and three years	0	0
Between three and four years	280,459	43,106
Total	¥ 481,723	$ 74,040